Finance income and expense	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Finance income and expense

2.	Finance income and expense

	Six months ended 30 June 2022 unaudited £’000	Six months ended 30 June 2021 unaudited £’000
Finance income
Interest received on bank deposits	6	-
Gain on equity settled derivative financial liability	398	-
Total finance income	404	-

The gain on the equity settled derivative financial liability in 2022 arose as a result of the reduction in the Midatech share price.

	Six months ended 30 June 2022 unaudited £’000	Six months ended 30 June 2021 unaudited £’000
Finance expense
Interest expense on lease liabilities	24	13
Other loans	-	9
Loss on equity settled derivative financial liability	-	134
Total finance expense	24	156

The loss on the equity settled derivative financial liability in 2021 arose as a result of the increase in the Midatech share price.

7	Finance income and expense

	2021 £’000	2020 £’000	2019 £’000
Finance income
Interest received on bank deposits	–	1	8
Gain on equity settled derivative financial liability	936	–	484
Total finance income	936	1	492

	2021 £’000	2020 £’000	2019 £’000
Finance expense
Interest expense on lease liabilities	36	20	30
Other loans	8	14	67
Loss on equity settled derivative financial liability	–	397	–
Total finance expense	44	431	97

The gain/(loss) on the equity settled derivative financial liability in 2021, 2020 and 2019 arose as a result of the movement in share price (note 20).